Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000028921 [Member] | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000028921 [Member] | U S Treasury Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000028921 [Member] | U S Government Agency Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000028921 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028921 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000254997 [Member] | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000254997 [Member] | U S Treasury Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000254997 [Member] | U S Government Agency Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000254997 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000254997 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000254996 [Member] | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000254996 [Member] | U S Treasury Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000254996 [Member] | U S Government Agency Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000254996 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000254996 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000083514 [Member] | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000083514 [Member] | U S Treasury Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000083514 [Member] | U S Government Agency Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000083514 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000083514 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000077664 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000077664 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000077664 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000077664 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000077664 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000077664 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
C000077664 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[1]
C000077664 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%	[1]
C000077664 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%	[1]
C000077664 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[1]
C000077664 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
C000077664 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
C000077664 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000077664 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.50%
C000077664 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077664 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000077664 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077664 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000077664 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077665 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000077665 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000077665 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000077665 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000077665 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000077665 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[2]
C000077665 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[2]
C000077665 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%	[2]
C000077665 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%	[2]
C000077665 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[2]
C000077665 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[2]
C000077665 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[2]
C000077665 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000077665 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.50%
C000077665 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077665 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000077665 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077665 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000077665 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000083516 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000083516 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000083516 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000083516 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000083516 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000083516 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[3]
C000083516 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[3]
C000083516 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%	[3]
C000083516 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%	[3]
C000083516 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[3]
C000083516 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[3]
C000083516 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[3]
C000083516 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000083516 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.50%
C000083516 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000083516 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000083516 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000083516 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000083516 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077666 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000077666 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000077666 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000077666 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000077666 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000077666 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[4]
C000077666 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[4]
C000077666 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%	[4]
C000077666 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%	[4]
C000077666 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[4]
C000077666 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[4]
C000077666 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[4]
C000077666 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000077666 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.50%
C000077666 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077666 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000077666 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077666 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000077666 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000114871 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000114871 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000114871 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000114871 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000114871 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000114871 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[5]
C000114871 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[5]
C000114871 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%	[5]
C000114871 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%	[5]
C000114871 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[5]
C000114871 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[5]
C000114871 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[5]
C000114871 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000114871 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.50%
C000114871 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000114871 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000114871 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000114871 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000114871 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077667 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000077667 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000077667 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000077667 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000077667 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000077667 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[6]
C000077667 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[6]
C000077667 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%	[6]
C000077667 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%	[6]
C000077667 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[6]
C000077667 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[6]
C000077667 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[6]
C000077667 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000077667 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.50%
C000077667 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077667 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000077667 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077667 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000077667 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077668 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000077668 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000077668 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000077668 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000077668 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000077668 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[7]
C000077668 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[7]
C000077668 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%	[7]
C000077668 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%	[7]
C000077668 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[7]
C000077668 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[7]
C000077668 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[7]
C000077668 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000077668 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.50%
C000077668 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077668 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000077668 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077668 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000077668 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028924 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000028924 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000028924 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000028924 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000028924 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000028924 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[8]
C000028924 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[8]
C000028924 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%	[8]
C000028924 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%	[8]
C000028924 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[8]
C000028924 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[8]
C000028924 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[8]
C000028924 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000028924 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.50%
C000028924 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028924 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028924 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028924 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028924 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028928 [Member] | Everest Re Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028928 [Member] | Chesapeake Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028928 [Member] | PNC Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028928 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028928 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028928 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	97.00%
C000028928 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.80%
C000028928 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000028928 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028928 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028928 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000077677 [Member] | Everest Re Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077677 [Member] | Chesapeake Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077677 [Member] | PNC Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077677 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077677 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077677 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	97.00%
C000077677 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.80%
C000077677 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000077677 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077677 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077677 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000077676 [Member] | Everest Re Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077676 [Member] | Chesapeake Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077676 [Member] | PNC Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077676 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077676 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077676 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	97.00%
C000077676 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.80%
C000077676 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000077676 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077676 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077676 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000114873 [Member] | Everest Re Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000114873 [Member] | Chesapeake Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000114873 [Member] | PNC Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000114873 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000114873 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000114873 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	97.00%
C000114873 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.80%
C000114873 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000114873 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000114873 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000114873 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000077675 [Member] | Everest Re Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077675 [Member] | Chesapeake Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077675 [Member] | PNC Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077675 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077675 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077675 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	97.00%
C000077675 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.80%
C000077675 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000077675 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077675 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077675 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000083518 [Member] | Everest Re Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000083518 [Member] | Chesapeake Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000083518 [Member] | PNC Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000083518 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000083518 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000083518 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	97.00%
C000083518 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.80%
C000083518 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000083518 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083518 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000083518 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000077674 [Member] | Everest Re Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077674 [Member] | Chesapeake Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077674 [Member] | PNC Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077674 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077674 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077674 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	97.00%
C000077674 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.80%
C000077674 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000077674 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077674 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077674 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000077673 [Member] | Everest Re Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077673 [Member] | Chesapeake Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077673 [Member] | PNC Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077673 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077673 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077673 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	97.00%
C000077673 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.80%
C000077673 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000077673 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077673 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077673 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000083519 [Member] | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000083519 [Member] | U S Treasury Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000083519 [Member] | U S Government Agency Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000083519 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000083519 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000083519 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000083519 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028930 [Member] | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000028930 [Member] | U S Treasury Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028930 [Member] | U S Government Agency Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028930 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028930 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000028930 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000028930 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028938 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028938 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028938 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000028938 [Member] | United States Treasury Notes Bonds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000028938 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000028938 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%	[9]
C000028938 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[9]
C000028938 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[9]
C000028938 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[9]
C000028938 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[9]
C000028938 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[9]
C000028938 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[9]
C000028938 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[9]
C000028938 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%	[9]
C000028938 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000028938 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000028938 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028938 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028938 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028938 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000028938 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000028938 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000077704 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077704 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000077704 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000077704 [Member] | United States Treasury Notes Bonds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000077704 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000077704 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%	[10]
C000077704 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[10]
C000077704 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[10]
C000077704 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[10]
C000077704 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[10]
C000077704 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[10]
C000077704 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[10]
C000077704 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[10]
C000077704 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%	[10]
C000077704 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000077704 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000077704 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000077704 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077704 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077704 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000077704 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000077704 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000114878 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000114878 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000114878 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000114878 [Member] | United States Treasury Notes Bonds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000114878 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000114878 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%	[11]
C000114878 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[11]
C000114878 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[11]
C000114878 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[11]
C000114878 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[11]
C000114878 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[11]
C000114878 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[11]
C000114878 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[11]
C000114878 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%	[11]
C000114878 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000114878 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000114878 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000114878 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000114878 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000114878 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000114878 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000114878 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000077703 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077703 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000077703 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000077703 [Member] | United States Treasury Notes Bonds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000077703 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000077703 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%	[12]
C000077703 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[12]
C000077703 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[12]
C000077703 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[12]
C000077703 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[12]
C000077703 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[12]
C000077703 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[12]
C000077703 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[12]
C000077703 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%	[12]
C000077703 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000077703 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000077703 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000077703 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077703 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077703 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000077703 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000077703 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000083525 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000083525 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000083525 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000083525 [Member] | United States Treasury Notes Bonds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000083525 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000083525 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%	[13]
C000083525 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[13]
C000083525 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[13]
C000083525 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[13]
C000083525 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[13]
C000083525 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[13]
C000083525 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[13]
C000083525 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[13]
C000083525 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%	[13]
C000083525 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000083525 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000083525 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000083525 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000083525 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000083525 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000083525 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000083525 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000077702 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077702 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000077702 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000077702 [Member] | United States Treasury Notes Bonds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000077702 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000077702 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%	[14]
C000077702 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[14]
C000077702 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[14]
C000077702 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[14]
C000077702 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[14]
C000077702 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[14]
C000077702 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[14]
C000077702 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[14]
C000077702 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%	[14]
C000077702 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000077702 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000077702 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000077702 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077702 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077702 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000077702 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000077702 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000077701 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077701 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000077701 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000077701 [Member] | United States Treasury Notes Bonds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000077701 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000077701 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%	[15]
C000077701 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[15]
C000077701 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[15]
C000077701 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[15]
C000077701 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[15]
C000077701 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[15]
C000077701 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[15]
C000077701 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[15]
C000077701 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%	[15]
C000077701 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000077701 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000077701 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000077701 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077701 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077701 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000077701 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000077701 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000077705 [Member] | Wintrust Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077705 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077705 [Member] | Black Hills Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077705 [Member] | Fulton Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077705 [Member] | Chesapeake Utilities Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077705 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.50%
C000077705 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.30%
C000077705 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.20%
C000077705 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000077705 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000077705 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000077706 [Member] | Wintrust Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077706 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077706 [Member] | Black Hills Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077706 [Member] | Fulton Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077706 [Member] | Chesapeake Utilities Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077706 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.50%
C000077706 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.30%
C000077706 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.20%
C000077706 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000077706 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000077706 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000083526 [Member] | Wintrust Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000083526 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000083526 [Member] | Black Hills Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000083526 [Member] | Fulton Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000083526 [Member] | Chesapeake Utilities Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000083526 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.50%
C000083526 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.30%
C000083526 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.20%
C000083526 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000083526 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000083526 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000077707 [Member] | Wintrust Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077707 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077707 [Member] | Black Hills Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077707 [Member] | Fulton Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077707 [Member] | Chesapeake Utilities Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077707 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.50%
C000077707 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.30%
C000077707 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.20%
C000077707 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000077707 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000077707 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000028939 [Member] | Wintrust Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028939 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028939 [Member] | Black Hills Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028939 [Member] | Fulton Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028939 [Member] | Chesapeake Utilities Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028939 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.50%
C000028939 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.30%
C000028939 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.20%
C000028939 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000028939 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028939 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000114879 [Member] | Wintrust Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000114879 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000114879 [Member] | Black Hills Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000114879 [Member] | Fulton Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000114879 [Member] | Chesapeake Utilities Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000114879 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.50%
C000114879 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.30%
C000114879 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.20%
C000114879 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000114879 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000114879 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000077708 [Member] | Wintrust Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077708 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077708 [Member] | Black Hills Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077708 [Member] | Fulton Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077708 [Member] | Chesapeake Utilities Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077708 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.50%
C000077708 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.30%
C000077708 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.20%
C000077708 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000077708 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000077708 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000077709 [Member] | Wintrust Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077709 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077709 [Member] | Black Hills Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077709 [Member] | Fulton Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077709 [Member] | Chesapeake Utilities Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077709 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.50%
C000077709 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.30%
C000077709 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.20%
C000077709 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000077709 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000077709 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000028940 [Member] | Wintrust Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028940 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028940 [Member] | Black Hills Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028940 [Member] | Fulton Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028940 [Member] | Chesapeake Utilities Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028940 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.50%
C000028940 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.30%
C000028940 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.20%
C000028940 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000028940 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028940 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000028941 [Member] | Janus Henderson European Focus Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000028941 [Member] | Janus Henderson Growth and Income Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000028941 [Member] | Janus Henderson Research Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000028941 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000028941 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000028941 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028941 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028941 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.10%
C000028941 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000028941 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000077713 [Member] | Janus Henderson European Focus Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000077713 [Member] | Janus Henderson Growth and Income Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000077713 [Member] | Janus Henderson Research Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000077713 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000077713 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000077713 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077713 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000077713 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.10%
C000077713 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000077713 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000077712 [Member] | Janus Henderson European Focus Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000077712 [Member] | Janus Henderson Growth and Income Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000077712 [Member] | Janus Henderson Research Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000077712 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000077712 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000077712 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077712 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000077712 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.10%
C000077712 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000077712 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000083527 [Member] | Janus Henderson European Focus Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000083527 [Member] | Janus Henderson Growth and Income Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000083527 [Member] | Janus Henderson Research Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000083527 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000083527 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000083527 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000083527 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000083527 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.10%
C000083527 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000083527 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000077711 [Member] | Janus Henderson European Focus Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000077711 [Member] | Janus Henderson Growth and Income Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000077711 [Member] | Janus Henderson Research Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000077711 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000077711 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000077711 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077711 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000077711 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.10%
C000077711 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000077711 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000077710 [Member] | Janus Henderson European Focus Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000077710 [Member] | Janus Henderson Growth and Income Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000077710 [Member] | Janus Henderson Research Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000077710 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000077710 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000077710 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077710 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000077710 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.10%
C000077710 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000077710 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000077714 [Member] | Janus Henderson Research Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000077714 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000077714 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000077714 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000077714 [Member] | iShares Core International Aggregate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000077714 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077714 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000077714 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000077714 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000077714 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000077715 [Member] | Janus Henderson Research Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000077715 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000077715 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000077715 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000077715 [Member] | iShares Core International Aggregate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000077715 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077715 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000077715 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000077715 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000077715 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000083528 [Member] | Janus Henderson Research Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000083528 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000083528 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000083528 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000083528 [Member] | iShares Core International Aggregate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000083528 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083528 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000083528 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000083528 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000083528 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000077716 [Member] | Janus Henderson Research Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000077716 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000077716 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000077716 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000077716 [Member] | iShares Core International Aggregate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000077716 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077716 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000077716 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000077716 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000077716 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000077717 [Member] | Janus Henderson Research Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000077717 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000077717 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000077717 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000077717 [Member] | iShares Core International Aggregate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000077717 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077717 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000077717 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000077717 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000077717 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000028942 [Member] | Janus Henderson Research Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000028942 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000028942 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000028942 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000028942 [Member] | iShares Core International Aggregate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000028942 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028942 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028942 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000028942 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000028942 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000028943 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000028943 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000028943 [Member] | iShares Core International Aggregate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000028943 [Member] | Janus Henderson Developed World Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000028943 [Member] | Janus Henderson Emerging Markets Debt Hard Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000028943 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000028943 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028943 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000028943 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000028943 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000077721 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000077721 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000077721 [Member] | iShares Core International Aggregate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000077721 [Member] | Janus Henderson Developed World Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000077721 [Member] | Janus Henderson Emerging Markets Debt Hard Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000077721 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000077721 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077721 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000077721 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000077721 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000077720 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000077720 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000077720 [Member] | iShares Core International Aggregate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000077720 [Member] | Janus Henderson Developed World Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000077720 [Member] | Janus Henderson Emerging Markets Debt Hard Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000077720 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000077720 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077720 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000077720 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000077720 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000083529 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000083529 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000083529 [Member] | iShares Core International Aggregate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000083529 [Member] | Janus Henderson Developed World Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000083529 [Member] | Janus Henderson Emerging Markets Debt Hard Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000083529 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000083529 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000083529 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000083529 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000083529 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000077719 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000077719 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000077719 [Member] | iShares Core International Aggregate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000077719 [Member] | Janus Henderson Developed World Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000077719 [Member] | Janus Henderson Emerging Markets Debt Hard Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000077719 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000077719 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077719 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000077719 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000077719 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000077718 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000077718 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000077718 [Member] | iShares Core International Aggregate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000077718 [Member] | Janus Henderson Developed World Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000077718 [Member] | Janus Henderson Emerging Markets Debt Hard Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000077718 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000077718 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077718 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000077718 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000077718 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000077742 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000077742 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000077742 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077742 [Member] | United States Treasury Notes Bonds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000077742 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000077742 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%	[16]
C000077742 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[16]
C000077742 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[16]
C000077742 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[16]
C000077742 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[16]
C000077742 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[16]
C000077742 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[16]
C000077742 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%	[16]
C000077742 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000077742 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000077742 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077742 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000077742 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077742 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077742 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000077742 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000077742 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000077743 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000077743 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000077743 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077743 [Member] | United States Treasury Notes Bonds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000077743 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000077743 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%	[17]
C000077743 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[17]
C000077743 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[17]
C000077743 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[17]
C000077743 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[17]
C000077743 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[17]
C000077743 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[17]
C000077743 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%	[17]
C000077743 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000077743 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000077743 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077743 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000077743 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077743 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077743 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000077743 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000077743 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000083536 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000083536 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000083536 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000083536 [Member] | United States Treasury Notes Bonds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000083536 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000083536 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%	[18]
C000083536 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[18]
C000083536 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[18]
C000083536 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[18]
C000083536 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[18]
C000083536 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[18]
C000083536 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[18]
C000083536 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%	[18]
C000083536 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000083536 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000083536 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000083536 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000083536 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000083536 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000083536 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000083536 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000083536 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000077744 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000077744 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000077744 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077744 [Member] | United States Treasury Notes Bonds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000077744 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000077744 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%	[19]
C000077744 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[19]
C000077744 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[19]
C000077744 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[19]
C000077744 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[19]
C000077744 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[19]
C000077744 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[19]
C000077744 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%	[19]
C000077744 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000077744 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000077744 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077744 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000077744 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077744 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077744 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000077744 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000077744 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000114884 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000114884 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000114884 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000114884 [Member] | United States Treasury Notes Bonds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000114884 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000114884 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%	[20]
C000114884 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[20]
C000114884 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[20]
C000114884 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[20]
C000114884 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[20]
C000114884 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[20]
C000114884 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[20]
C000114884 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%	[20]
C000114884 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000114884 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000114884 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000114884 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000114884 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000114884 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000114884 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000114884 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000114884 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000077745 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000077745 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000077745 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077745 [Member] | United States Treasury Notes Bonds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000077745 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000077745 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%	[21]
C000077745 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[21]
C000077745 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[21]
C000077745 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[21]
C000077745 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[21]
C000077745 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[21]
C000077745 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[21]
C000077745 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%	[21]
C000077745 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000077745 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000077745 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077745 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000077745 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077745 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077745 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000077745 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000077745 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000077746 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000077746 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000077746 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077746 [Member] | United States Treasury Notes Bonds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000077746 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000077746 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%	[22]
C000077746 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[22]
C000077746 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[22]
C000077746 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[22]
C000077746 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[22]
C000077746 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[22]
C000077746 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[22]
C000077746 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%	[22]
C000077746 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000077746 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000077746 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077746 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000077746 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077746 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077746 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000077746 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000077746 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000028954 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028954 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000028954 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028954 [Member] | United States Treasury Notes Bonds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000028954 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000028954 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%	[23]
C000028954 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[23]
C000028954 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[23]
C000028954 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[23]
C000028954 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[23]
C000028954 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[23]
C000028954 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[23]
C000028954 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%	[23]
C000028954 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000028954 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000028954 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028954 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028954 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028954 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028954 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000028954 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000028954 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000077649 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000077649 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000077649 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000077649 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000077649 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000077649 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	93.80%
C000077649 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000077649 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.40%
C000077649 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	0.00%
C000077649 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.00%
C000077649 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077649 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000077649 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077649 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077648 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000077648 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000077648 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000077648 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000077648 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000077648 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	93.80%
C000077648 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000077648 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.40%
C000077648 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	0.00%
C000077648 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.00%
C000077648 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077648 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000077648 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077648 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147334 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000147334 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000147334 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000147334 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000147334 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000147334 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	93.80%
C000147334 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000147334 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147334 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	0.00%
C000147334 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147334 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000147334 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000147334 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147334 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077647 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000077647 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000077647 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000077647 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000077647 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000077647 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	93.80%
C000077647 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000077647 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.40%
C000077647 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	0.00%
C000077647 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.00%
C000077647 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077647 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000077647 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077647 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000150517 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000150517 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000150517 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000150517 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000150517 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000150517 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	93.80%
C000150517 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000150517 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.40%
C000150517 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	0.00%
C000150517 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.00%
C000150517 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000150517 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000150517 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000150517 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077646 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000077646 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000077646 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000077646 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000077646 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000077646 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	93.80%
C000077646 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000077646 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.40%
C000077646 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	0.00%
C000077646 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.00%
C000077646 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077646 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000077646 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077646 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077645 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000077645 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000077645 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000077645 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000077645 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000077645 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	93.80%
C000077645 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000077645 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.40%
C000077645 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	0.00%
C000077645 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.00%
C000077645 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077645 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000077645 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077645 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000107973 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107973 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000107973 [Member] | Selective Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107973 [Member] | Vontier Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107973 [Member] | Helios Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107973 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.10%
C000107973 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.70%
C000107973 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000107973 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000107973 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000107973 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000107974 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107974 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000107974 [Member] | Selective Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107974 [Member] | Vontier Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107974 [Member] | Helios Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107974 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.10%
C000107974 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.70%
C000107974 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000107974 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000107974 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000107974 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000107975 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107975 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000107975 [Member] | Selective Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107975 [Member] | Vontier Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107975 [Member] | Helios Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107975 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.10%
C000107975 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.70%
C000107975 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000107975 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000107975 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000107975 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000107976 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107976 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000107976 [Member] | Selective Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107976 [Member] | Vontier Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107976 [Member] | Helios Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107976 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.10%
C000107976 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.70%
C000107976 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000107976 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000107976 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000107976 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000114893 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000114893 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000114893 [Member] | Selective Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000114893 [Member] | Vontier Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000114893 [Member] | Helios Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000114893 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.10%
C000114893 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.70%
C000114893 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000114893 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000114893 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000114893 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000107977 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107977 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000107977 [Member] | Selective Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107977 [Member] | Vontier Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107977 [Member] | Helios Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107977 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.10%
C000107977 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.70%
C000107977 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000107977 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000107977 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000107977 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000107978 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107978 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000107978 [Member] | Selective Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107978 [Member] | Vontier Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107978 [Member] | Helios Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107978 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.10%
C000107978 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.70%
C000107978 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000107978 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000107978 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000107978 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000137964 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000137964 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000137964 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000137964 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000137964 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000137964 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%	[24]
C000137964 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[24]
C000137964 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%	[24]
C000137964 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[24]
C000137964 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[24]
C000137964 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%	[24]
C000137964 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.80%)	[24]
C000137964 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[24]
C000137964 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[24]
C000137964 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(21.80%)
C000137964 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000137964 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137964 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000137964 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000137964 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000137964 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000137964 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000137964 [Member] | Promissory Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137964 [Member] | Private Preferred Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000137964 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137964 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137963 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000137963 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000137963 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000137963 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000137963 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000137963 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%	[25]
C000137963 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[25]
C000137963 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%	[25]
C000137963 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[25]
C000137963 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[25]
C000137963 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%	[25]
C000137963 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.80%)	[25]
C000137963 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[25]
C000137963 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[25]
C000137963 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(21.80%)
C000137963 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000137963 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137963 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000137963 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000137963 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000137963 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000137963 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000137963 [Member] | Promissory Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137963 [Member] | Private Preferred Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000137963 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137963 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137962 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000137962 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000137962 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000137962 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000137962 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000137962 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%	[26]
C000137962 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[26]
C000137962 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%	[26]
C000137962 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[26]
C000137962 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[26]
C000137962 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%	[26]
C000137962 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.80%)	[26]
C000137962 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[26]
C000137962 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[26]
C000137962 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(21.80%)
C000137962 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000137962 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137962 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000137962 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000137962 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000137962 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000137962 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000137962 [Member] | Promissory Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137962 [Member] | Private Preferred Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000137962 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137962 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137961 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000137961 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000137961 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000137961 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000137961 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000137961 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%	[27]
C000137961 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[27]
C000137961 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%	[27]
C000137961 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[27]
C000137961 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[27]
C000137961 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%	[27]
C000137961 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.80%)	[27]
C000137961 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[27]
C000137961 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[27]
C000137961 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(21.80%)
C000137961 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000137961 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137961 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000137961 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000137961 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000137961 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000137961 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000137961 [Member] | Promissory Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137961 [Member] | Private Preferred Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000137961 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137961 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137960 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000137960 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000137960 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000137960 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000137960 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000137960 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%	[28]
C000137960 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[28]
C000137960 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%	[28]
C000137960 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[28]
C000137960 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[28]
C000137960 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%	[28]
C000137960 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.80%)	[28]
C000137960 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[28]
C000137960 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[28]
C000137960 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(21.80%)
C000137960 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000137960 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137960 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000137960 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000137960 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000137960 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000137960 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000137960 [Member] | Promissory Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137960 [Member] | Private Preferred Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000137960 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137960 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137959 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000137959 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000137959 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000137959 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000137959 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000137959 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%	[29]
C000137959 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[29]
C000137959 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%	[29]
C000137959 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[29]
C000137959 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[29]
C000137959 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%	[29]
C000137959 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.80%)	[29]
C000137959 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[29]
C000137959 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[29]
C000137959 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(21.80%)
C000137959 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000137959 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137959 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000137959 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000137959 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000137959 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000137959 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000137959 [Member] | Promissory Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137959 [Member] | Private Preferred Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000137959 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137959 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137958 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000137958 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000137958 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000137958 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000137958 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000137958 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%	[30]
C000137958 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[30]
C000137958 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%	[30]
C000137958 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[30]
C000137958 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[30]
C000137958 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%	[30]
C000137958 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.80%)	[30]
C000137958 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[30]
C000137958 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[30]
C000137958 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(21.80%)
C000137958 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000137958 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137958 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000137958 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000137958 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000137958 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000137958 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000137958 [Member] | Promissory Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137958 [Member] | Private Preferred Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000137958 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137958 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137972 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000137972 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000137972 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000137972 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000137972 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000137972 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[31]
C000137972 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%	[31]
C000137972 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%	[31]
C000137972 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[31]
C000137972 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[31]
C000137972 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[31]
C000137972 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%	[31]
C000137972 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[31]
C000137972 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000137972 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.50%
C000137972 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000137972 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000137972 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000137972 [Member] | OTC Purchased Credit Default Swaptions Puts Buy Protection [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137973 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000137973 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000137973 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000137973 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000137973 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000137973 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[32]
C000137973 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%	[32]
C000137973 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%	[32]
C000137973 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[32]
C000137973 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[32]
C000137973 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[32]
C000137973 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%	[32]
C000137973 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[32]
C000137973 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000137973 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.50%
C000137973 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000137973 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000137973 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000137973 [Member] | OTC Purchased Credit Default Swaptions Puts Buy Protection [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137974 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000137974 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000137974 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000137974 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000137974 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000137974 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[33]
C000137974 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%	[33]
C000137974 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%	[33]
C000137974 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[33]
C000137974 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[33]
C000137974 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[33]
C000137974 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%	[33]
C000137974 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[33]
C000137974 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000137974 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.50%
C000137974 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000137974 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000137974 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000137974 [Member] | OTC Purchased Credit Default Swaptions Puts Buy Protection [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137975 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000137975 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000137975 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000137975 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000137975 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000137975 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[34]
C000137975 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%	[34]
C000137975 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%	[34]
C000137975 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[34]
C000137975 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[34]
C000137975 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[34]
C000137975 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%	[34]
C000137975 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[34]
C000137975 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000137975 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.50%
C000137975 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000137975 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000137975 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000137975 [Member] | OTC Purchased Credit Default Swaptions Puts Buy Protection [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137976 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000137976 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000137976 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000137976 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000137976 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000137976 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[35]
C000137976 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%	[35]
C000137976 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%	[35]
C000137976 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[35]
C000137976 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[35]
C000137976 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[35]
C000137976 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%	[35]
C000137976 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[35]
C000137976 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000137976 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.50%
C000137976 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000137976 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000137976 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000137976 [Member] | OTC Purchased Credit Default Swaptions Puts Buy Protection [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000151361 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000151361 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000151361 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000151361 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000151361 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000151361 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[36]
C000151361 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%	[36]
C000151361 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%	[36]
C000151361 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[36]
C000151361 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[36]
C000151361 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[36]
C000151361 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%	[36]
C000151361 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[36]
C000151361 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000151361 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.50%
C000151361 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000151361 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000151361 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000151361 [Member] | OTC Purchased Credit Default Swaptions Puts Buy Protection [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137977 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000137977 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000137977 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000137977 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000137977 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000137977 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[37]
C000137977 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%	[37]
C000137977 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%	[37]
C000137977 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[37]
C000137977 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[37]
C000137977 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[37]
C000137977 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%	[37]
C000137977 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[37]
C000137977 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000137977 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.50%
C000137977 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000137977 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000137977 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000137977 [Member] | OTC Purchased Credit Default Swaptions Puts Buy Protection [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137978 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000137978 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000137978 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000137978 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000137978 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000137978 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[38]
C000137978 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%	[38]
C000137978 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%	[38]
C000137978 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[38]
C000137978 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[38]
C000137978 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[38]
C000137978 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%	[38]
C000137978 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[38]
C000137978 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000137978 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.50%
C000137978 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000137978 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000137978 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000137978 [Member] | OTC Purchased Credit Default Swaptions Puts Buy Protection [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000183920 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000183920 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000183920 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000183920 [Member] | Foreign Government Bonds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000183920 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000183920 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[39]
C000183920 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%	[39]
C000183920 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[39]
C000183920 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[39]
C000183920 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[39]
C000183920 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[39]
C000183920 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[39]
C000183920 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[39]
C000183920 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%	[39]
C000183920 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000183920 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000183920 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000183920 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000183920 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000183920 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000183920 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000183920 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000183920 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000183919 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000183919 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000183919 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000183919 [Member] | Foreign Government Bonds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000183919 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000183919 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[40]
C000183919 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%	[40]
C000183919 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[40]
C000183919 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[40]
C000183919 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[40]
C000183919 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[40]
C000183919 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[40]
C000183919 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[40]
C000183919 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%	[40]
C000183919 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000183919 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000183919 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000183919 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000183919 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000183919 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000183919 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000183919 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000183919 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000183917 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000183917 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000183917 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000183917 [Member] | Foreign Government Bonds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000183917 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000183917 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[41]
C000183917 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%	[41]
C000183917 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[41]
C000183917 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[41]
C000183917 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[41]
C000183917 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[41]
C000183917 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[41]
C000183917 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[41]
C000183917 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%	[41]
C000183917 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000183917 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000183917 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000183917 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000183917 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000183917 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000183917 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000183917 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000183917 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000183916 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000183916 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000183916 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000183916 [Member] | Foreign Government Bonds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000183916 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000183916 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[42]
C000183916 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%	[42]
C000183916 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[42]
C000183916 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[42]
C000183916 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[42]
C000183916 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[42]
C000183916 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[42]
C000183916 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[42]
C000183916 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%	[42]
C000183916 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000183916 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000183916 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000183916 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000183916 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000183916 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000183916 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000183916 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000183916 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000183915 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000183915 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000183915 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000183915 [Member] | Foreign Government Bonds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000183915 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000183915 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[43]
C000183915 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%	[43]
C000183915 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[43]
C000183915 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[43]
C000183915 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[43]
C000183915 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[43]
C000183915 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[43]
C000183915 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[43]
C000183915 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%	[43]
C000183915 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000183915 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000183915 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000183915 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000183915 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000183915 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000183915 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000183915 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000183915 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000183914 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000183914 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000183914 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000183914 [Member] | Foreign Government Bonds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000183914 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000183914 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[44]
C000183914 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%	[44]
C000183914 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[44]
C000183914 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[44]
C000183914 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[44]
C000183914 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[44]
C000183914 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[44]
C000183914 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[44]
C000183914 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%	[44]
C000183914 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000183914 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000183914 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000183914 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000183914 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000183914 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000183914 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000183914 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000183914 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000183913 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000183913 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000183913 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000183913 [Member] | Foreign Government Bonds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000183913 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000183913 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[45]
C000183913 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%	[45]
C000183913 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[45]
C000183913 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[45]
C000183913 [Member] | Average Credit Rating Various Credit Agencies Used Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[45]
C000183913 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[45]
C000183913 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[45]
C000183913 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[45]
C000183913 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%	[45]
C000183913 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000183913 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000183913 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000183913 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000183913 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000183913 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000183913 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000183913 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000183913 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000183943 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000183943 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000183943 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000183943 [Member] | Cie Financiere Richemont SA REG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000183943 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000183943 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.60%
C000183943 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.00%
C000183943 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.70%
C000183943 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	17.40%
C000183943 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	17.30%
C000183943 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000183943 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000183943 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000183943 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000183944 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000183944 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000183944 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000183944 [Member] | Cie Financiere Richemont SA REG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000183944 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000183944 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.60%
C000183944 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.00%
C000183944 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.70%
C000183944 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	17.40%
C000183944 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	17.30%
C000183944 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000183944 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000183944 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000183944 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000183945 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000183945 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000183945 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000183945 [Member] | Cie Financiere Richemont SA REG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000183945 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000183945 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.60%
C000183945 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.00%
C000183945 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.70%
C000183945 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	17.40%
C000183945 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	17.30%
C000183945 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000183945 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000183945 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000183945 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000183946 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000183946 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000183946 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000183946 [Member] | Cie Financiere Richemont SA REG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000183946 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000183946 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.60%
C000183946 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.00%
C000183946 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.70%
C000183946 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	17.40%
C000183946 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	17.30%
C000183946 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000183946 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000183946 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000183946 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000183947 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000183947 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000183947 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000183947 [Member] | Cie Financiere Richemont SA REG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000183947 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000183947 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.60%
C000183947 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.00%
C000183947 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.70%
C000183947 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	17.40%
C000183947 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	17.30%
C000183947 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000183947 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000183947 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000183947 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000183949 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000183949 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000183949 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000183949 [Member] | Cie Financiere Richemont SA REG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000183949 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000183949 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.60%
C000183949 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.00%
C000183949 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.70%
C000183949 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	17.40%
C000183949 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	17.30%
C000183949 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000183949 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000183949 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000183949 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000183950 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000183950 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000183950 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000183950 [Member] | Cie Financiere Richemont SA REG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000183950 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000183950 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.60%
C000183950 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.00%
C000183950 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.70%
C000183950 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	17.40%
C000183950 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	17.30%
C000183950 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000183950 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000183950 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000183950 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%

[1]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[2]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[3]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[4]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[5]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[6]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[7]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[8]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[9]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[10]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[11]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[12]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[13]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[14]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[15]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[16]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[17]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[18]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[19]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[20]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[21]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[22]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[23]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[24]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[25]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[26]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[27]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[28]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[29]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[30]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[31]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[32]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[33]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[34]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[35]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[36]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[37]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[38]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[39]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[40]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[41]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[42]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[43]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[44]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[45]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.